SCHEDULE OF STOCK OPTIONS ACTIVITY (Details)	3 Months Ended				12 Months Ended
	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) shares	Jan. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding, beginning balance	61,260,000		28,420,000		28,420,000		29,630,000
Total granted	250,000		15,650,000		38,800,000		6,600,000
Total exercised					(2,630,000)		(500,000)
Total exprired, cancelled	(2,000,000)		(800,000)		(3,330,000)		(7,310,000)
Total outstanding, ending balance	59,510,000		43,270,000		61,260,000		28,420,000
Options vested	59,285,000	59,285,000	42,432,500	42,432,500	60,797,500	60,797,500	27,420,000	27,420,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period	2,000,000		800,000		3,330,000		7,310,000
Weighted average remaining life, outstanding	3 years 3 months 7 days		3 years 2 months 23 days		3 years 5 months 15 days		3 years 2 months 4 days
Weighted average exercise price, beginning balance | $ / shares		$ 0.33		$ 0.09		$ 0.09		$ 0.07
Weighted average exercise price, granted | $ / shares		0.58		0.13		0.46		0.13
Weighted average exercise price, exercised | $ / shares						0.07		0.07
Weighted average exercise price, expired/cancelled | $ / shares		0.07		0.13		0.09		0.07
Weighted average exercise price, ending balance | $ / shares		0.34		0.10		0.33		0.09
Weighted average exercise price, vested | $ / shares		$ 0.33		$ 0.10		$ 0.32		$ 0.09
Aggregate intrinsic value, outstanding | $	$ 4,886,548	$ 4,886,548	$ 743,918	$ 743,918	$ 19,994,025	$ 19,994,025	$ 801,922	$ 801,922
Aggregate intrinsic value, vested | $	$ 493,542	$ 493,542	$ 801,892	$ 801,892	$ 19,908,026	$ 19,908,026	$ 866,441	$ 866,441
Weighted average remaining life, vested	3 years 3 months 3 days		3 years 2 months 26 days		3 years 5 months 15 days		3 years 2 months 4 days
Total vested	59,285,000		42,432,500		60,797,500		27,420,000
Weighted average exercise price, ending balance | $ / shares
Aggregate intrinsic value, outstanding | $	$ 19,994,025		$ 801,922		$ 801,922
Aggregate intrinsic value, outstanding | $	4,886,548		743,918		19,994,025		$ 801,922
Aggregate intrinsic value, vested | $	$ 493,542		$ 801,892		$ 19,908,026		$ 866,441
Weighted average remaining life, outstanding	3 years 5 months 15 days		3 years 2 months 4 days
March 27, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date	Mar. 27, 2022		Mar. 27, 2022
Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date	Mar. 27, 2022		Feb. 11, 2021		Feb. 11, 2021		May 31, 2020
Exercise Price | $ / shares
Total outstanding, beginning balance	1,500,000		800,000		800,000
Total granted
Total exercised
Total exprired, cancelled	(250,000)
Total outstanding, ending balance	1,250,000		800,000		1,500,000		800,000
Options vested	1,250,000	1,250,000	800,000	800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period	250,000
Weighted average remaining life, outstanding	1 month 24 days		10 days
Share Price | $ / shares		$ 0.05		$ 0.05
Total vested	1,250,000		800,000
Option One [Member] | February 11, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance			800,000		800,000
Total granted
Total exercised
Total exprired, cancelled					(800,000)
Total outstanding, ending balance							800,000
Options vested
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period					800,000
Share Price | $ / shares						$ 0.05
Total vested
Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date	Dec. 30, 2022		Aug. 16, 2021		Aug. 16, 2021		Jun. 03, 2020
Exercise Price | $ / shares
Total outstanding, beginning balance	6,000,000		600,000		600,000
Total granted
Total exercised
Total exprired, cancelled
Total outstanding, ending balance	6,000,000		600,000		6,000,000		600,000
Options vested	6,000,000	6,000,000	600,000	600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding	10 months 28 days		6 months 14 days
Share Price | $ / shares		$ 0.13		$ 0.05
Total vested	6,000,000		600,000
Option Two [Member] | August 16, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance			600,000		600,000
Total granted
Total exercised					(600,000)
Total exprired, cancelled
Total outstanding, ending balance							600,000
Options vested
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Share Price | $ / shares						$ 0.05
Total vested
Option Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date	Aug. 12, 2023		Mar. 27, 2022		Mar. 27, 2022		Feb. 11, 2021
Exercise Price | $ / shares
Total outstanding, beginning balance	2,290,000		1,750,000		1,750,000
Total granted
Total exercised
Total exprired, cancelled	(750,000)
Total outstanding, ending balance	1,540,000		1,750,000		2,290,000		1,750,000
Options vested	1,540,000	1,540,000	1,750,000	1,750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period	750,000
Weighted average remaining life, outstanding	1 year 6 months 10 days		1 year 1 month 24 days
Share Price | $ / shares		$ 0.05		$ 0.05
Total vested	1,540,000		1,750,000
Option Three [Member] | March 27, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance	1,500,000		1,750,000		1,750,000
Total granted
Total exercised					(250,000)
Total exprired, cancelled
Total outstanding, ending balance					1,500,000		1,750,000
Options vested					1,500,000	1,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding					4 months 24 days
Share Price | $ / shares						$ 0.05
Total vested					1,500,000
Option Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date	Dec. 03, 2023		Aug. 26, 2022		Aug. 26, 2022		Aug. 16, 2021
Exercise Price | $ / shares
Total outstanding, beginning balance	6,450,000		500,000		500,000
Total granted
Total exercised
Total exprired, cancelled	(500,000)		(500,000)
Total outstanding, ending balance	5,950,000				6,450,000		500,000
Options vested	5,950,000	5,950,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period	500,000		500,000
Weighted average remaining life, outstanding	1 year 10 months 2 days
Share Price | $ / shares		$ 0.05		$ 0.13
Total vested	5,950,000
Option Four [Member] | August 26, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance			500,000		500,000
Total granted
Total exercised
Total exprired, cancelled					(500,000)
Total outstanding, ending balance							500,000
Options vested
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period					500,000
Share Price | $ / shares						$ 0.13
Total vested
Option Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date	May 22, 2024		Dec. 30, 2022		Dec. 30, 2022		Mar. 27, 2022
Exercise Price | $ / shares
Total outstanding, beginning balance	7,900,000
Total granted			6,150,000
Total exercised
Total exprired, cancelled	(500,000)
Total outstanding, ending balance	7,400,000		6,150,000		7,900,000
Options vested	7,400,000	7,400,000	5,500,000	5,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period	500,000
Weighted average remaining life, outstanding	2 years 3 months 21 days		1 year 10 months 28 days
Share Price | $ / shares		$ 0.12		$ 0.13
Total vested	7,400,000		5,500,000
Option Five [Member] | December 30, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance	6,000,000
Total granted					6,150,000
Total exercised					(100,000)
Total exprired, cancelled					(50,000)
Total outstanding, ending balance					6,000,000
Options vested					5,837,500	5,837,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period					50,000
Weighted average remaining life, outstanding					1 year 1 month 28 days
Share Price | $ / shares						$ 0.13
Total vested					5,837,500
Option Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date	Nov. 03, 2024		Apr. 19, 2023		Apr. 19, 2023		Aug. 26, 2022
Exercise Price | $ / shares
Total outstanding, beginning balance	700,000		800,000		800,000
Total granted
Total exercised
Total exprired, cancelled
Total outstanding, ending balance	700,000		800,000		700,000		800,000
Options vested	700,000	700,000	800,000	800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding	2 years 9 months 3 days		2 years 2 months 15 days
Share Price | $ / shares		$ 0.15		$ 0.05
Total vested	700,000		800,000
Option Six [Member] | April 19, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance			800,000		800,000
Total granted
Total exercised
Total exprired, cancelled					(800,000)
Total outstanding, ending balance							800,000
Options vested
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period					800,000
Share Price | $ / shares						$ 0.05
Total vested
Option Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date	Nov. 24, 2024		Aug. 12, 2023		Aug. 12, 2023		Apr. 19, 2023
Exercise Price | $ / shares
Total outstanding, beginning balance	320,000		3,120,000		3,120,000
Total granted
Total exercised
Total exprired, cancelled
Total outstanding, ending balance	320,000		3,120,000		320,000		3,120,000
Options vested	320,000	320,000	3,120,000	3,120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding	2 years 9 months 25 days		2 years 6 months 10 days
Share Price | $ / shares		$ 0.16		$ 0.05
Total vested	320,000		3,120,000
Option Seven [Member] | August 12, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance	2,290,000		3,120,000		3,120,000
Total granted
Total exercised					(600,000)
Total exprired, cancelled					(230,000)
Total outstanding, ending balance					2,290,000		3,120,000
Options vested					2,290,000	2,290,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period					230,000
Weighted average remaining life, outstanding					1 year 9 months 10 days
Share Price | $ / shares						$ 0.05
Total vested					2,290,000
Option Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date	Mar. 26, 2025		Dec. 03, 2023		Dec. 03, 2023		Aug. 12, 2023
Exercise Price | $ / shares
Total outstanding, beginning balance	100,000		7,000,000		7,000,000
Total granted
Total exercised
Total exprired, cancelled
Total outstanding, ending balance	100,000		7,000,000		100,000		7,000,000
Options vested	100,000	100,000	7,000,000	7,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding	3 years 1 month 24 days		2 years 10 months 2 days
Share Price | $ / shares		$ 0.11		$ 0.05
Total vested	100,000		7,000,000
Option Eight [Member] | December 3, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance	6,450,000		7,000,000		7,000,000
Total granted
Total exercised					(550,000)
Total exprired, cancelled
Total outstanding, ending balance					6,450,000		7,000,000
Options vested					6,450,000	6,450,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding					2 years 1 month 2 days
Share Price | $ / shares						$ 0.05
Total vested					6,450,000
Option Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date	Apr. 23, 2025		May 22, 2024		May 22, 2024		Dec. 03, 2023
Exercise Price | $ / shares
Total outstanding, beginning balance	3,350,000		7,950,000		7,950,000
Total granted
Total exercised
Total exprired, cancelled
Total outstanding, ending balance	3,350,000		7,950,000		3,350,000		7,950,000
Options vested	3,350,000	3,350,000	7,950,000	7,950,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding	3 years 2 months 23 days		3 years 3 months 21 days
Share Price | $ / shares		$ 0.12		$ 0.12
Total vested	3,350,000		7,950,000
Option Nine [Member] | May 22, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance	7,900,000		7,950,000		7,950,000
Total granted
Total exercised
Total exprired, cancelled					(50,000)
Total outstanding, ending balance					7,900,000		7,950,000
Options vested					7,900,000	7,900,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period					50,000
Weighted average remaining life, outstanding					2 years 6 months 21 days
Share Price | $ / shares						$ 0.12
Total vested					7,900,000
Option Ten [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date	Dec. 30, 2025		Nov. 03, 2024		Nov. 03, 2024		May 22, 2024
Exercise Price | $ / shares
Total outstanding, beginning balance	9,500,000		700,000		700,000
Total granted
Total exercised
Total exprired, cancelled
Total outstanding, ending balance	9,500,000		700,000		9,500,000		700,000
Options vested	9,500,000	9,500,000	700,000	700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding	3 years 11 months 1 day		3 years 9 months 3 days
Share Price | $ / shares		$ 0.13		$ 0.15
Total vested	9,500,000		700,000
Option Ten [Member] | November 3, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance	700,000		700,000		700,000
Total granted
Total exercised
Total exprired, cancelled
Total outstanding, ending balance					700,000		700,000
Options vested					700,000	700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding					3 years 3 days
Share Price | $ / shares						$ 0.15
Total vested					700,000
Option Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date	Aug. 30, 2026		Nov. 24, 2024		Nov. 24, 2024		Nov. 03, 2024
Exercise Price | $ / shares
Total outstanding, beginning balance	21,700,000		900,000		900,000
Total granted
Total exercised
Total exprired, cancelled
Total outstanding, ending balance	21,700,000		900,000		21,700,000		900,000
Options vested	21,475,000	21,475,000	900,000	900,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding	4 years 6 months 29 days		3 years 9 months 25 days
Share Price | $ / shares		$ 0.70		$ 0.16
Total vested	21,475,000		900,000
Option Eleven [Member] | November 24, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance	320,000		900,000		900,000
Total granted
Total exercised					(30,000)
Total exprired, cancelled					(550,000)
Total outstanding, ending balance					320,000		900,000
Options vested					320,000	320,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period					550,000
Weighted average remaining life, outstanding					3 years 25 days
Share Price | $ / shares						$ 0.16
Total vested					320,000
Option Twelve [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date	Oct. 01, 2026		Mar. 26, 2025		Mar. 26, 2025		Nov. 24, 2024
Exercise Price | $ / shares
Total outstanding, beginning balance	1,450,000		300,000		300,000
Total granted
Total exercised
Total exprired, cancelled
Total outstanding, ending balance	1,450,000		300,000		1,450,000		300,000
Options vested	1,450,000	1,450,000	300,000	300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding	4 years 8 months 1 day		4 years 1 month 24 days
Share Price | $ / shares		$ 0.50		$ 0.11
Total vested	1,450,000		300,000
Option Twelve [Member] | March 26, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance	100,000		300,000		300,000
Total granted
Total exercised					(200,000)
Total exprired, cancelled
Total outstanding, ending balance					100,000		300,000
Options vested					100,000	100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding					3 years 4 months 24 days
Share Price | $ / shares						$ 0.11
Total vested					100,000
Option Thirteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date	Dec. 03, 2026		Apr. 23, 2025		Apr. 23, 2025		Mar. 26, 2025
Exercise Price | $ / shares
Total outstanding, beginning balance			4,000,000		4,000,000
Total granted	250,000
Total exercised
Total exprired, cancelled			(300,000)
Total outstanding, ending balance	250,000		3,700,000				4,000,000
Options vested	250,000	250,000	3,512,500	3,512,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period			300,000
Weighted average remaining life, outstanding	4 years 10 months 2 days		4 years 2 months 23 days
Share Price | $ / shares		$ 0.58		$ 0.12
Total vested	250,000		3,512,500
Option Thirteen [Member] | April 23, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance	3,350,000		4,000,000		4,000,000
Total granted
Total exercised					(300,000)
Total exprired, cancelled					(350,000)
Total outstanding, ending balance					3,350,000		4,000,000
Options vested					3,350,000	3,350,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period					350,000
Weighted average remaining life, outstanding					3 years 5 months 23 days
Share Price | $ / shares						$ 0.12
Total vested					3,350,000
Option Fourteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date			Dec. 30, 2025		Dec. 30, 2025		Apr. 23, 2025
Exercise Price | $ / shares
Total outstanding, beginning balance
Total granted			9,500,000
Total exercised
Total exprired, cancelled
Total outstanding, ending balance			9,500,000
Options vested			9,500,000	9,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding			4 years 11 months 1 day
Share Price | $ / shares				$ 0.13
Total vested			9,500,000
Option Fourteen [Member] | December 30, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance	9,500,000
Total granted					9,500,000
Total exercised
Total exprired, cancelled
Total outstanding, ending balance					9,500,000
Options vested					9,500,000	9,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding					4 years 2 months 1 day
Share Price | $ / shares						$ 0.13
Total vested					9,500,000
Option Fifteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date					Aug. 30, 2026
Option Fifteen [Member] | August 30, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance	21,700,000
Total granted					21,700,000
Total exercised
Total exprired, cancelled
Total outstanding, ending balance					21,700,000
Options vested					21,400,000	21,400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding					4 years 9 months 29 days
Share Price | $ / shares						$ 0.70
Total vested					21,400,000
Option Sixteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry Date					Oct. 01, 2026
Option Sixteen [Member] | October 1, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares
Total outstanding, beginning balance	1,450,000
Total granted					1,450,000
Total exercised
Total exprired, cancelled
Total outstanding, ending balance					1,450,000
Options vested					1,450,000	1,450,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Weighted average remaining life, outstanding					4 years 11 months 1 day
Share Price | $ / shares						$ 0.50
Total vested					1,450,000